Unaudited Condensed Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	PREFERRED SHARES $0.00001 PAR VALUE	A-G ORDINARY £0.00001 PAR VALUE	ORDINARY £0.00001 PAR VALUE	Deferred Shares	Deferred B Shares	Deferred Shares Two	ADDITIONAL PAID-IN CAPITAL	ACCUMULATED OTHER COMPREHENSIVE LOSS	ACCUMULATED DEFICIT	ACCUMULATED EQUITY
Balance at Dec. 31, 2019		$ 1						$ 207,622	$ (2,999)	$ (119,667)	$ 84,956
Balance, Shares at Dec. 31, 2019		106,081,025	16,047,440		110,370
Issuance of preferred shares, net of issuance costs								80,853			80,853
Issuance of shares, Shares		47,194,714	721,120
Issuance of ordinary shares								9			9
Issuance of ordinary shares to employees, Shares			266,583
Forfeiture of ordinary shares, Shares			(165,414)	(700)	1,946,358
Employee exchange of ordinary shares for share options			(1,780,944)
Subdivision of £0.001 nominal shares and reduction in deferred share capital, see Note 6						$ 153		(153)
Subdivision of £0.001 nominal shares and reduction in deferred share capital, see Note 6, Shares						123,638,835
Effect of corporate reorganization including conversion of preferred shares and class A - G ordinary shares to ordinary share		$ (1)			$ 2						2
Effect of corporate reorganization including conversion of preferred shares and class A - G ordinary shares to ordinary share, Shares		(153,275,739)	(15,088,785)	25,921,158	142,443,366
Issuance of ADSs in initial public offering, net of issuance costs of $5,549								161,593			161,593
Issuance of ADSs in initial public offering, net of issuance costs of $5,549, Shares				9,951,591
Non-cash share-based compensation								3,832			3,832
Unrealized loss on foreign currency translation	$ (2,162)								(2,162)		(2,162)
Net loss	(58,245)									(58,245)	(58,245)
Balance at Sep. 30, 2020					$ 2	$ 153		453,756	(5,161)	(177,912)	270,838
Balance, Shares at Sep. 30, 2020				35,872,049	144,500,094	123,638,835
Balance at Dec. 31, 2020	249,800				$ 2	$ 153		456,293	9,342	(215,990)	249,800
Balance, Shares at Dec. 31, 2020				35,854,945	144,517,898	123,638,835
Shares issued under employee share purchase plan								105			105
Shares issued under employee share purchase plan, Shares				15,206
Vesting of restricted share units, Shares				34,125
Forfeiture of ordinary shares, Shares				(90,021)	90,021
Subdivision of £0.001 nominal shares and reduction in deferred share capital, see Note 6						$ (137)	$ 137
Subdivision of £0.001 nominal shares and reduction in deferred share capital, see Note 6, Shares						(100,000,000)	1
Cancellation of deferred shares					$ (2)	$ (16)		18
Cancellation of deferred shares, Shares					(144,500,094)	(23,638,835)
Non-cash share-based compensation								8,869			8,869
Unrealized loss on foreign currency translation	(285)								(285)		(285)
Net loss	(105,691)									(105,691)	(105,691)
Balance at Sep. 30, 2021	$ 152,798						$ 137	$ 465,285	$ 9,057	$ (321,681)	$ 152,798
Balance, Shares at Sep. 30, 2021				35,814,255	107,825		1